UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22961

Alpha Architect ETF Trust

213 Foxcroft Road
Broomall, PA 19008

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

215-882-9983

Date of fiscal year end: September 30, 2020

Date of reporting period: December 31, 2019

Item 1. Schedule of Investments.

Merlyn.AI Bull-Rider Bear-Fighter ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.9%
129,279	ETFMG Prime Mobile Payments ETF	$6,407,067
15,531	Invesco QQQ Trust	3,302,046
52,186	Invesco S&P MidCap Momentum ETF	3,190,652
53,315	iShares Broad USD Investment Grade Corporate Bond ETF	3,108,265
24,314	iShares iBoxx USD Investment Grade Corporate Bond ETF	3,111,219
23,355	iShares Morningstar Large-Cap Growth ETF	4,903,616
12,173	iShares Morningstar Mid-Cap Growth ETF	3,201,186
20,296	Vanguard Information Technology Index Fund ETF	4,969,476
	TOTAL INVESTMENT COMPANIES (Cost $31,249,530)	32,193,527

MONEY MARKET FUND - 0.3%
100,013	First American Government Obligations Fund, 1.51% (a)	100,013
	TOTAL MONEY MARKET FUND (Cost $100,013)	100,013

	TOTAL INVESTMENTS (Cost $31,349,543) - 100.2%	32,293,540
	Liabilities in Excess of Other Assets - (0.2)%	(53,016)
	TOTAL NET ASSETS - 100.0%	$32,240,524

Percentages are stated as a percent of net assets.

(a) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

The unaudited cost basis of investments for federal income tax purposes at December 31, 2019 was as follows*:

Merlyn.AI Bull-Rider Bear-Fighter ETF
Cost of investments	$31,349,543
Gross unrealized appreciation	$947,840
Gross unrealized depreciation	$(3,843)
Net unrealized appreciation/(depreciation)	$943,997

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above tables do not reflect tax adjustments for the current fiscal year.

VALUATION MEASUREMENTS (Unaudited)

The Fund follows authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2019:

	Merlyn.AI Bull-Rider Bear-Fighter ETF
Assets	Level 1	Level 2	Level 3	Total
Investment Companies*	$32,193,527	$-	$-	$32,193,527
Money Market Funds*	100,013	-	-	100,013
Total Investments in Securites	$32,293,540	$-	$-	$32,293,540

* For further detail on each asset class, see the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpha Architect ETF Trust

By (Signature and Title)  /s/ Wesley R Gray
                                         Wesley R. Gray, Principal Executive Officer, President

Date   2/26/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Wesley R Gray
                                          Wesley R. Gray, Principal Executive Officer, President

Date    2/26/2020

By (Signature and Title)   /s/   John R. Vogel
                                          John R. Vogel, Principal Financial Officer, Treasurer

Date    2/26/2020